Report of Directors Corporate Governance (Tables)	12 Months Ended
Dec. 31, 2024
Report of Directors Corporate Governance [Abstract]
Disclosure of remuneration of executive Directors	The following table shows the single total figure of remuneration of each executive Director for 2024, together with comparative figures. Sir
Noel Quinn retired as Group CEO and as an executive Director of the Board on 2 September 2024 and was succeeded by Georges Elhedery.
The figures below reflect the remuneration paid in respect of time spent as executive Director during 2024.

Single total figure of remuneration
	Sir Noel Quinn		Georges Elhedery
(£000)	2024	2023	2024	2023
Base salary	914	1,336	989	780
Fixed pay allowance (’FPA’)	1,138	1,700	1,288	1,085
Cash in lieu of pension	91	134	99	78
Taxable benefits[1]	66	127	39	4
Non-taxable benefits	60	89	58	52
Total fixed	2,270	3,386	2,473	1,999
Annual incentive[2,3]	1,540	2,018	1,677	1,287
Notional returns[4]	56	43	8	6
Replacement award	—	—	—	—
Long-term incentive[5,6]	5,298	4,949	1,207	—
Total variable	6,894	7,010	2,891	1,293
Total fixed and variable	9,164	10,396	5,364	3,292
1Taxable benefits include the provision of medical insurance, car benefit, accommodation and tax return assistance (including any associated tax due, where applicable).
Non-taxable benefits include the provision of life assurance and other insurance cover.
2Sir Noel Quinn was not eligible to be considered for a 2025-2027 LTI award. To satisfy regulatory requirements, 40% of the annual incentive award for Sir Noel Quinn is delivered immediately and 60% is deferred. Both immediate and deferred portions of the award are split evenly between cash and shares. The shares portion of the award is subject to a retention period of one year and both the shares and the deferred cash portions of the award are subject to clawback provisions.
3The annual incentive award for Georges Elhedery is awarded 50% in cash and 50% in shares. The shares portion of the award vests immediately at grant and is subject to a retention period of one year and clawback provisions.
4Deferred cash awards granted in prior years include a right to receive notional returns for the period between the grant and vesting date. This is determined by reference to a rate of return specified at the time of grant and paid annually, with the amount disclosed on a paid basis.
5LTI awards were made in February 2022 (in respect of 2021) at a share price of £5.380 for which the performance period ended on 31 December 2024. The value of the awards has been computed based on a share price of £7.184, the average share price during the three-month period to 31 December 2024. The value attributable to share price appreciation for Sir Noel Quinn is £1,330,238 and for Georges Elhedery is £303,006. The vesting LTI granted to Georges Elhedery was in respect of
2021 performance in his role as Co-CEO, GBM. See the following section for details of the performance assessment, which resulted in 75.00% vesting.
6The value of the 2021-2023 LTI for Sir Noel Quinn has been restated based on a share price of £5.899 to reflect the value of the award on 12 March 2024, when the first tranche of the award vested. In 2023, the value was based on the average share price during the three-month period to 31 December 2023 of £6.192.
The values of the significant benefits in the single total figure table are set out in the following table. The accommodation benefits in Hong Kong and the car benefits for Georges Elhedery are not included in the table below as they were not deemed significant.

	Sir Noel Quinn		Georges Elhedery
(£000)	2024	2023	2024	2023
Group income protection (non-taxable)	57	84	49	49
Accommodation in Hong Kong (taxable)	18	67	—	—
Car and driver in UK and Hong Kong (taxable)	15	47	—	—

Disclosure of performance achieved by executive Directors

Summary assessment
	Minimum (25% payout)	Maximum (100% payout)	Performance	Weighting (%)	Assessment (%)	Sir Noel Quinn Outcome (%)	Georges Elhedery Outcome (%)
Profit before tax ($bn)[1]	27.1	33.5	34.1	15.0	100.00	15.00	15.00
Target basis operating expenses ($bn)[1]	32.9	32.3	32.6	15.0	60.09	9.01	9.01
Group RoTE[1,2]	13.5%	16.5%	16.0%	25.0	87.50	21.88	21.88
Asia RoTE[1,2]	15.1%	18.1%	18.2%	5.0	100.00	5.00	5.00
Customer satisfaction	See following tables for commentary			15.0	75.00	11.25	11.25
Employee experience				10.0	70.00	7.00	7.00
Wider society				5.0	50.00	2.50	2.50
Personal measures				10.0		6.17	7.15
Total				100.0		77.81	78.79
Scorecard outcome (000)						£1,540	£1,677
Risk adjustment (000)						£—	£—
Annual incentive (000)						£1,540	£1,677
1Excluding notable items.
2The CET1 capital ratio of 14.9% exceeded the tolerance level in the risk appetite statement as required by the underpin.

Strategic measures for both executive Directors
	Measures	Weighting	Performance achievement	Assessment	Outcome
Customer satisfaction	Maintain and improve NPS in the UK and Hong Kong, and in key growth markets	15.0%
–The Committee assessed performance against a scorecard of quantitative targets set at the start of the year, and using NPS data from external providers.
–In Hong Kong we met our NPS targets, and are ranked in first place in both CMB and WPB.
–In HSBC UK, WPB saw a modest improvement in rank by two positions to joint
11th. In CMB, as measured by the Savanta MarketVue Business Banking
Survey, our Mid-Market Enterprise (’MME’) segment has improved its rank to
2nd position at FY24 (FY23: 3rd). Our Large Corporate sector was ranked 3rd for
NPS in the 2024 Coalition Greenwich UK Commercial Study.
–For other key growth markets, in WPB we improved rank in Singapore, but saw a decline in India and rank remained stable in Mexico and China. In CMB,
Singapore and India rankings are in the Top 3.
–GBM has seen an improvement globally rising from 3rd to 2nd place.
–Overall, the Committee assessed that the NPS targets were met.
				75.00%	11.25%
Employee experience	Improve diversity and inclusion	10.0%	–Senior leadership representation for women increased by 0.5 percentage points year-on-year to 34.6%, exceeding the target set. –Senior leadership colleagues with Asian heritage increased by 1.5 percentage points year-on-year to 39.3%, exceeding target. –The percentage of Black heritage colleagues in senior leadership roles remained flat at 3.0%, which was above the minimum set, but behind target. –The Inclusion index in our employee Snapshot survey remained flat at 78%, above minimum, but behind target.	70.00%	7.00%
Wider society	Execution of sustainability commitments	5.0%	–Whilst the Sustainability Execution Programme (’SEP’) is on track with mitigating actions in place for known risks, the Committee assessment considered that the pace of progress could have been accelerated with greater management focus. –The absolute financed emissions for oil & gas and thermal coal mining exceeded the 2024 goal on the trajectory towards our 2030 reduction target.	50.00%	2.50%

Personal measures for the Group CEO and the Group CFO
Personal measures were set at the start of the year and measured by the Committee against agreed targets and key performance indicators.
Group CEO	Weighting	Assessment	Performance achievement
Technology transformation	4.67%	75.00%
–Progress was made on our technology strategy through mobilisation of 83% value streams with clear accountability across technology and business leads.
–Future State Architecture (’FSA’), which defines the technology roadmap, was agreed for four areas
(Wholesale Credit & Lending, GPB & Wealth, Global FX and Wholesale Client Services Onboarding and Know
Your Customer) with 97% of FSAs approved providing a better end-state view of our strategic application estate.

Driving data quality remediation	2.33%	50.00%
–The Committee’s assessment balanced strong progress against the targets set at the start of the year, while noting that data risk is one of the three principal risk areas to have a material impact on the Group in 2024, and taking into consideration regulatory feedback.

Simplification of processes and organisation	3.0%	50.00%
–In 2024, we completed the sales of our retail banking operations in France, and businesses in Canada,
Argentina, Russia and Armenia. We announced divestments in our private banking business in Germany and our business in South Africa, and announced the planned sale of our France life insurance business. We acquired SilkRoad Property Partners Group in Singapore and Citi’s retail wealth management portfolio in mainland China. In October 2024, we announced a simplified organisational structure.

Total	6.17% out of 10.00%

Personal measures for the Group CEO and the Group CFO (continued)
Group CFO	Weighting	Assessment	Performance achievement
Deliver activities relating to regulatory priorities	5.0%	75.00%
–The Committee’s assessment considered improved regulatory feedback on recovery and resolution planning activity, and measurement and management of IRRBB risk.
–The Integrity of Regulatory Reporting programme continues to remediate against known gaps to deliver improvements in the quality of regulatory returns, partially meeting the targets set at the start of the year.
–The regulatory excellence programme achieved efficiencies and outcomes broadly in line with the targets and milestones set, and the Finance on The Cloud programme successfully closed in April 2024.

Enhanced disclosures and controls	2.5%	67.86%
–Implemented enhanced disclosures covering banking NII, structural hedge and multi-jurisdictional revenue.
–Progress against external disclosure commitments for scope 3 emissions of Pillar 3 sections and coal exposures and delivery of other ESG regulatory deliverables including climate risk stress testing and regulatory reporting.

Drive liquidity and capital management across the Group	2.5%	87.50%	–Strong capital and liquidity positions with no breaches in risk appetite, meeting the targets set.
Total	7.63% out of 10.00%

Disclosure of performance conditions for long-term incentives

Assessment of the 2022–2024 LTI awards
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Actual	Assessment	Outcome
RoTE with CET1 capital ratio underpin[2] (25%)		8.0%	9.5%	11.0%	14.6%	100.0%	25.00%
Capital reallocation to Asia with CET1 capital ratio underpin[3] (25%)		46.0%	48.0%	50.0%	43.7%	0.0%	0.00%
Transition to net zero[4] (25%)	Carbon reduction (own emissions)	52.0%	56.0%	60.0%	66.1%	100.0%	12.50%
	Sustainable finance and investment	$285bn	$340bn	$370bn	$394bn	100.0%	12.50%
Relative TSR[5] (25%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of the peer group	Above upper quartile	100.0%	25.00%
Total							75.00%
1Awards vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set out in this table.
2Assessed based on RoTE in the 2024 financial year. The CET1 capital ratio of 14.9% exceeded the level required by the underpin.
3Assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2024.
4Carbon reduction assessed on percentage reduction in total energy and travel emissions achieved by 31 December 2024 using 2019 as the baseline. Sustainable finance and investment assessed on cumulative financing provided over the performance period.
5The peer group was: Bank of America, Barclays, BNP Paribas, Citigroup, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group,
Morgan Stanley, Standard Chartered and UBS Group. Credit Suisse Group was removed following its acquisition by UBS Group in June 2023.

Performance conditions for the 2025–2027 LTI awards
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)
RoTE (excluding notable items) with CET1 capital ratio underpin[2] (40%)		14.0%	16.0%	18.0%
Relative TSR[3] (40%)		At the median of the peer group	Straight-line vesting between minimum and maximum	At the upper quartile of the peer group
Environment[4] (20%)	Carbon reduction (own emissions)	71.0%	73.0%	78.0%
	Sustainable finance and investment	$648.0bn	$720.0bn	$792.0bn
Subject to risk and compliance modifier
The Group Remuneration Committee retains the discretion to revise down the formulaic outcome taking into account performance against risk and compliance factors during the performance period.

1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE excluding notable items at the end of the performance period, subject to the CET1 capital ratio underpin.
3The peer group for the 2024 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings, J.P. Morgan
Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
4Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2027 using 2019 as the baseline. The sustainable finance and investment measure will assess the cumulative amount provided and facilitated over the performance period starting from
1 January 2020 and ending 31 December 2027.

Performance conditions for the 2024–2026 LTI awards (Audited)
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)
RoTE with CET1 capital ratio underpin[2] (37.5%)		14.0%	16.0%	17.0%
Environment and sustainability[3] (25%)	Carbon reduction (own emissions)	66.0%	70.0%	74.0%
	Sustainable finance and investment	$539.0bn	$641.0bn	$693.0bn
Relative TSR[4] (37.5%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group
Subject to risk and compliance modifier
The Group Remuneration Committee retains the discretion to revise down the formulaic outcome taking into account performance against risk and compliance factors during the performance period.

1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period, subject to the CET1 capital ratio underpin.
3Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2026 using 2019 as the baseline. The sustainable finance and investment measure will assess the cumulative amount provided and facilitated over the period ending 31 December 2026.
4The peer group for the 2024–2026 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings,
J.P. Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
Disclosure of scheme interests awarded	The table below sets out the scheme interests granted to executive Directors during 2024 in respect of the 2023 performance year, as disclosed in the 2023 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year. The below table includes details of immediate shares and fixed pay allowances in compliance with Chapter 17 of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited.

Scheme awards in 2024
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Sir Noel Quinn	LTI deferred shares[1]	% of base salary	26 February 2024	5,822	25	974,853	31 December 2026
	Immediate shares[2]	% of base salary	26 February 2024	1,009	N/A	168,955	31 December 2023
	Fixed pay allowance[3]	N/A	8 May 2024	300	N/A	42,146	N/A
			15 August 2024	300	N/A	46,219	N/A
			5 November 2024	300	N/A	41,846	N/A
Georges Elhedery	LTI deferred shares[1]	% of base salary	26 February 2024	3,399	25	569,177	31 December 2026
	Immediate shares[2]	% of base salary	26 February 2024	643	N/A	107,752	31 December 2023
	Fixed pay allowance[3]	N/A	8 May 2024	192	N/A	26,899	N/A
			15 August 2024	192	N/A	29,498	N/A
			5 November 2024	299	N/A	41,720	N/A
1In accordance with the remuneration policy approved by shareholders at the 2022 AGM, the LTI award was determined at 320% of base salary for Sir Noel
Quinn and 320% of base salary for Georges Elhedery. The number of shares to be granted was determined by taking HSBC’s closing share price of £5.972 taken on 23 February 2024, and applying a discount based on HSBC’s expected dividend yield of 6.25% per annum for the vesting period (£4.385). The fair value of the awards was £2.028 based on IFRS 2 accounting standards. LTI awards are conditional share awards subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. Awards are subject to clawback for a maximum period of 10 years from the date of the award and are not eligible for dividend equivalents.
2Immediate share awards are granted based on the previous years’ performance as part of the annual incentive and are not subject to forward-looking performance conditions. On vesting, awards will be subject to a one-year retention period. The face values of the immediate share awards have been computed using HSBC’s closing share price of £5.972 taken on 23 February 2024. The fair value of the awards was £5.957 based on IFRS 2 accounting standards. Awards are subject to clawback for a maximum period of 10 years from the date of the award.
3Fixed pay allowance awards are granted in instalments in accordance with the remuneration policy approved by shareholders at the 2022 AGM, and are not subject to forward-looking performance conditions. Individual tax liabilities were satisfied in cash, therefore the face value awarded represents the net of tax value of the shares and the number of shares awarded reflects the net of tax number of shares. The fixed pay allowance awards have been computed using
HSBC’s closing share price of £7.126 taken on 7 May 2024, £6.498 taken on 14 August 2024 and £7.177 taken on 4 November 2024. The fair values of these awards are based on IFRS 2 accounting standards and are £7.208, £6.558 and £7.224 respectively. These awards vest immediately and are subject to a retention period and released annually on pro-rata basis over five years, starting in March 2025.

Disclosure of directors' interest in share options

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2024[2] or date stepped down (% of salary)	At 31 Dec 2024, or date stepped down from the Board if earlier
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions	with performance conditions[4]
Executive Directors
Sir Noel Quinn[5] (stepped down from 2 September 2024)	400%	1,068%	2,046,949	—	869,896	2,819,614
Georges Elhedery[5] (appointed as Group CEO from 2 September 2024)	400%	504%	966,017	—	606,179	1,044,640
1The gross number of shares is disclosed. A portion will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2024 (£7.184), and does not include any unvested interests.
3At 31 December 2024, Sir Noel Quinn and Georges Elhedery did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4LTI awards granted in February 2022, 2023 and 2024 are subject to the performance conditions as set out in the preceding sections.
5Executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment.
Disclosure of non-executive director compensation	The following table shows the total fees and benefits of non-executive Directors for 2024, together with comparative figures for 2023.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2024	2023	2024	2023	2024	2023
Geraldine Buckingham[3]	270	244	3	5	273	249
Rachel Duan	255	244	3	—	258	244
Dame Carolyn Fairbairn	292	279	5	—	297	279
James Forese[4]	801	759	4	1	805	760
Ann Godbehere[5]	389	68	—	—	389	68
Steven Guggenheimer[6]	259	264	4	1	263	265
José Antonio Meade Kuribreña	253	244	7	4	260	248
Kalpana Morparia[7]	248	170	1	—	249	170
Eileen Murray[8]	331	290	—	3	331	293
Brendan Nelson[9]	329	81	38	12	367	93
David Nish[10]	159	479	30	19	189	498
Swee Lian Teo[11]	256	51	—	—	256	51
Sir Mark Tucker	1,500	1,500	145	51	1,645	1,551
Total (£000)	5,343	4,673	240	96	5,583	4,769
Total ($000)	6,828	5,972	307	123	7,135	6,095
1Fees are in line with the Directors’ remuneration policy. There was a 5% increase in fees for Director fees, Group Risk Committee Member, Group Audit
Committee Chair and Member, Remuneration Committee Chair and Member, Nomination & Corporate Governance Committee Member and Group Technology
Committee Chair and Member).
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings’
registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3Stepped down as a member of the Group Risk Committee and joined the Group Audit Committee as member on 1 October 2024. Appointed as Chair of the
Sustainability Working Group on 1 October 2024.
4Appointed as a member of the Sustainability Working Group on 1 October 2024. Includes fee of £430,000 (2023: £443,000) in relation to his role as Chair of
HSBC North America Holdings, Inc.
5Appointed as a member of the Group Audit Committee on 21 February 2024 and the Sustainability Working Group on 1 October 2024. Appointed as Senior
Independent Director on 3 May 2024.
6Stepped down as a member of the Technology Governance Working Group on 1 March 2024. Appointed as a member of the Group Technology Committee on
1 March 2024.
7Appointed as a member of the Group Technology Committee on 1 March 2024. Stepped down as a member of Group Risk Committee on 1 October 2024 and joined the Group Remuneration Committee on 1 October 2024.
8Stepped down as the Co-Chair of the Technology Governance Working Group Committee on 1 March 2024 and as the member of the Group Audit Committee on 1 October 2024. Appointed as the Chair of the Group Technology Committee on 1 March 2024 and as a member of the Group Risk Committee on 1 October
2024.
9Appointed as Chair of the Group Audit Committee on 21 February 2024. Appointed as member of the Group Technology Committee on 1 March 2024 and
Sustainability Working Group on 1 October 2024.
10Retired from the Board at the conclusion of the 2024 AGM on 3 May 2024.
11Appointed as member of the Group Technology Committee on 1 March 2024 and the Sustainability Working Group on 1 October 2024.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson	15,000	15,000
David Nish (retired on 3 May 2024)	15,000	50,000
Swee Lian Teo	15,000	15,200
Sir Mark Tucker	15,000	307,352

Compensation of Key Management Personnel
	2024	2023	2022
	$m	$m	$m
Short-term employee benefits	53	51	52
Post-employment benefits	1	1	1
Other long-term employee benefits	12	10	8
Share-based payments	29	29	26
Year ended 31 Dec	95	91	87